Insurance Risk - Summary of amount of the reinsurance contracts held (Details) - AA+ ~ AA- [member] - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Reinsurance Residual Coverage Assets [Member]
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Credit risk arising from insurance contracts	₩ 335,136	₩ 0
Reinsurance Incident Assets [Member]
Disclosure of information about credit risk that arises from contracts within scope of IFRS 17 [line items]
Credit risk arising from insurance contracts	₩ 20,462	₩ 146